UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EAC Management LP
Address: 55 East 59th Street, 15th Floor
         New York, New York  10022

13F File Number:  028-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mike Donatelli
Title:     Managing Member, General Partner
Phone:     (212) 500-2812

Signature, Place, and Date of Signing:

 /s/   Mike Donatelli     New York, New York     May 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $33,623 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106    10672   364865 SH       SOLE                   364865        0        0
ALTERRA CAPITAL HOLDINGS LIM   COM              G0229R108     2519    80000 SH       SOLE                    80000        0        0
COVENTRY HEALTH CARE INC       COM              222862104     3179    67598 SH       SOLE                    67598        0        0
DUFF & PHELPS CORP NEW         CL A             26433B107      786    50705 SH       SOLE                    50705        0        0
GARDNER DENVER INC             COM              365558105     6084    81000 SH       SOLE                    81000        0        0
HOT TOPIC INC                  COM              441339108     1398   100709 SH       SOLE                   100709        0        0
METALS USA HLDGS CORP          COM              59132A104      312    15119 SH       SOLE                    15119        0        0
SEACUBE CONTAINER LEASING LT   SHS              G79978105      901    39240 SH       SOLE                    39240        0        0
VIRGIN MEDIA INC               COM              92769L101     6929   141498 SH       SOLE                   141498        0        0
WMS INDS INC                   COM              929297109      843    33425 SH       SOLE                    33425        0        0